Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Assumptions in the Binomial Option-Pricing Model Used to Determine The Fair Value of Stock Options
The following table presents the weighted-average assumptions used to value options granted during the years ended December 31:

	2021	2020
Expected term	6.0 years	6.0 years
Risk-free interest rate	0.9%	0.8%
Expected dividend yield	0.0%	0.0%
Expected volatility	60.7%	57.0%

Summary of Stock Option Activity
Activity with respect to options granted under the 2017 Plan is summarized as follows:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (in thousands)
Options outstanding, January 1, 2020	12,273,640	$0.38	9.1	$6,775
Granted	14,690,130	$0.96
Exercised	(1,441,795)	$0.18
Forfeited	(2,386,363)	$0.59
Expired	(110,230)	$0.94

Options outstanding, December 31, 2020	23,025,382	$0.74	8.7	$5,548

Granted	13,317,662	$0.98
Exercised	(3,835,468)	$0.47
Forfeited	(6,562,003)	$0.91
Expired	(318,414)	$0.86

Options outstanding, December 31, 2021	25,627,159	$0.86	8.5	$288,784

Nonvested options, December 31, 2021	18,424,667	$0.95	8.9	$205,915

Vested and exercisable, December 31, 2021	5,653,992	$0.68	7.7	$64,734

Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Assumptions in the Binomial Option-Pricing Model Used to Determine The Fair Value of Stock Options
The following table presents the key inputs and assumptions used to value the options granted to the Chief Executive Officer on the grant date:

Expected volatility	40.0%
Risk-free interest rate	1.5%
Remaining term	10.0 Years
Expected dividend yield	0.0%

Share-based Payment Arrangement, Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Restricted Stock Activity
Activity with respect to restricted stock activity for employees is summarized as follows:

	Shares	Weighted- Average Grant-Date Fair Value
Nonvested shares at January 1, 2020	17,416,710	$0.37
Granted	—	$—
Vested	(14,388,585)	$0.26
Forfeited	(653,125)	$0.93

Nonvested shares at December 31, 2020	2,375,000	$0.93

Granted	—	$—
Vested	(2,375,000)	$0.93
Forfeited	—	$—

Nonvested shares at December 31, 2021	—	$—

Share-based Payment Arrangement, Nonemployee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Restricted Stock Activity
Activity with respect to non-employee restricted stock activity is summarized as follow:

	Shares	Weighted- Average Grant-Date Fair Value
Nonvested shares at January 1, 2020	231,254	$0.93
Granted	—	$—
Vested	(226,045)	$0.30
Forfeited	—	$—

Nonvested shares at December 31, 2020	5,209	$0.93

Granted	—	$—
Vested	(5,209)	$0.93
Forfeited	—	$—

Nonvested shares at December 31, 2021	—	$—